SUPPLEMENTAL CASH FLOW INFORMATION - Additions to property, plant and equipment, net (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Capital expenditures before proceeds on disposition 2	CAD 2,510	CAD 2,352
Proceeds on disposition	(74)	0
Capital expenditures	CAD 2,436	CAD 2,352